Note 8 - Stockholders' Deficit (Details 3)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Expected volatility	111.00%	100.00%		100.00%
Risk free interest rate	2.10%	1.76%		1.31%
Forfeiture rate	20.00%	23.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (Year)	5 years	5 years	5 years	3 years
Minimum [Member]
Expected volatility			138.00%
Risk free interest rate			1.76%
Forfeiture rate			20.00%	17.00%
Maximum [Member]
Expected volatility			143.00%
Risk free interest rate			2.63%
Forfeiture rate			23.00%	24.00%